Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 13,033		$ 14,813		$ 10,689
Short-term investments	4,800		12,800		11,407
Restricted cash	169		171		162
Account receivables	217		108		23
Other receivables and prepaid expenses	1,093		206		780
Total current assets	19,312		28,098		23,061
Non-current assets
Other long-term assets	204		202		186
Property and equipment, net	651		625		486
Total non-current assets	855		827		672
Total assets	20,167		28,925		23,733
Current liabilities
Account payables	463		343		280
Other payables and accrued expenses	2,831		2,655		2,556
Deferred revenue	75		265		5
Warrants for redeemable convertible preferred shares			7,731
Total current liabilities	3,369		10,994		2,841
Commitments and (Note 8)
Redeemable convertible preferred stock value	88,598	[1]	77,702	[1]	62,195
Shareholders' (deficit) equity:
Ordinary shares value	0	[1]	0	[1]	0
Additional paid-in capital	11,432		10,357		8,784
Accumulated deficit	(83,232)		(70,128)		(50,087)
Total shareholders' (deficit) equity	(71,800)		(59,771)		(41,303)
Total liabilities redeemable convertible preferred shares and shareholders' (deficit) equity	$ 20,167		28,925		$ 23,733
Pro Forma Shareholders' Equity [Member]
Shareholders' (deficit) equity:
Ordinary shares value			0
Additional paid-in capital			95,790
Accumulated deficit			(70,128)
Total shareholders' (deficit) equity			$ 25,662

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 1B.